UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2010

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Markets Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

The investment environment in 2010 was volatile but generally supportive of most major asset classes. Equities experienced the biggest gains, rallying in the second half of the period on incremental economic growth, supportive monetary policies, strong corporate profits and very little inflation. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	5.87%	8.07%	11.07%
Class T (incl. 4.00% sales charge)	5.99%	8.05%	11.00%
Class B (incl. contingent deferred sales charge) A	4.63%	7.93%	10.94%
Class C (incl. contingent deferred sales charge) B	8.48%	8.12%	10.61%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Emerging Markets Income Fund - Class A on December 31, 2000, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the JPMorgan Emerging Markets Bond Index (EMBI) Global performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Emerging-markets debt delivered solid returns for the 12 months ending December 31, 2010. The JPMorgan Emerging Markets Bond Index Global (EMBI Global) gained 12.04%, rivaling the results of U.S. high-yield bonds and equity markets worldwide. Improved economic data and strengthening demand from yield-hungry investors helped bolster the performance of emerging-markets debt, as did investors' desire to diversify away from developed-markets fixed-income securities. The biggest gains in the index came from some of its smallest and generally more-volatile country components. These included Belize, Jamaica and Iraq, which gained about 67%, 54% and 26%, respectively. Other notable outperforming countries included Argentina (35%) and Ukraine (34%). Conversely, the Ivory Coast was the only index constituent to turn in negative performance, falling roughly 20% for the period, with most of the decline occurring near the end of the year amid the West African nation's clouded election picture. The two largest benchmark components, Mexico and Brazil, modestly underperformed, each returning about 10%. Meanwhile, rounding out the results of other major markets in the index were Venezuela (16%), Indonesia (14%), the Philippines (13%), Turkey (12%) and Russia (9%).

Comments from John Carlson, Portfolio Manager of Fidelity Advisor® Emerging Markets Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 10.28%, 10.41%, 9.63% and 9.48%, respectively (excluding sales charges), trailing the JPMorgan index. Positioning in Argentina hurt during the first half of the year but helped in the second half. The fund was overweighted in Argentina, on average, throughout the period, but the benefit received in the final six months was not enough to offset the ground lost earlier in the year. Overweighting short-duration Korean corporate bonds detracted, as they did not perform well. In general, the fund's overweighting in shorter-maturity bonds hampered performance, as did its cash position, which remained higher than its historical average, mostly due to strong flows into the fund. Another negative factor was an out-of-index allocation to U.S. Treasury bonds. Relatively higher-quality sovereigns lagged the benchmark, given investors' strong demand for yield. As a result, the fund's lower-than-index exposure to Mexico (the largest weighting in the index), Chile and Brazil, as well as other higher-quality sovereigns, was beneficial. Positioning in Russia, another large index component, helped performance, particularly among corporate bonds there. Corporate bond exposure in China also contributed. Additionally, throughout the period, the fund maintained an overweighting in the Ukraine, which performed well.

Comments from John Carlson, Portfolio Manager of Fidelity Advisor® Emerging Markets Income Fund: For the year, the fund's Institutional Class shares returned 10.67%, trailing the JPMorgan index. Positioning in Argentina hurt during the first half of the year but helped in the second half. The fund was overweighted in Argentina, on average, throughout the period, but the benefit received in the final six months was not enough to offset the ground lost earlier in the year. Overweighting short-duration Korean corporate bonds detracted, as they did not perform well. In general, the fund's overweighting in shorter-maturity bonds hampered performance, as did its cash position, which remained higher than its historical average, mostly due to strong flows into the fund. Another negative factor was an out-of-index allocation to U.S. Treasury bonds. Relatively higher-quality sovereigns lagged the benchmark, given investors' strong demand for yield. As a result, the fund's lower-than-index exposure to Mexico (the largest weighting in the index), Chile and Brazil, as well as other higher-quality sovereigns, was beneficial. Positioning in Russia, another large index component, helped performance, particularly among corporate bonds there. Corporate bond exposure in China also contributed. Additionally, throughout the period, the fund maintained an overweighting in the Ukraine, which performed well.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
Class A	1.20%
Actual		$ 1,000.00	$ 1,059.50	$ 6.23
Hypothetical A		$ 1,000.00	$ 1,019.16	$ 6.11
Class T	1.20%
Actual		$ 1,000.00	$ 1,059.70	$ 6.23
Hypothetical A		$ 1,000.00	$ 1,019.16	$ 6.11
Class B	1.85%
Actual		$ 1,000.00	$ 1,056.20	$ 9.59
Hypothetical A		$ 1,000.00	$ 1,015.88	$ 9.40
Class C	1.95%
Actual		$ 1,000.00	$ 1,055.10	$ 10.10
Hypothetical A		$ 1,000.00	$ 1,015.38	$ 9.91
Institutional Class	.91%
Actual		$ 1,000.00	$ 1,061.30	$ 4.73
Hypothetical A		$ 1,000.00	$ 1,020.62	$ 4.63

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Countries as of December 31, 2010
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Venezuela	9.0	4.0
Russia	7.8	6.9
Turkey	7.0	6.8
Brazil	5.7	7.2
Indonesia	5.1	5.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of December 31, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Russian Federation	7.6	6.7
Turkish Republic	6.8	6.8
Venezuelan Republic	6.2	3.5
Indonesian Republic	4.4	5.0
Argentine Republic	3.6	2.8
	28.6
Asset Allocation (% of fund's net assets)
As of December 31, 2010	As of June 30, 2010
Corporate Bonds 28.1%	Corporate Bonds 22.7%
Government Obligations 59.4%	Government Obligations 64.6%
Supranational Obligations 0.4%	Supranational Obligations 0.6%
Stocks and Investment Companies 0.0%	Stocks and Investment Companies 1.3%
Preferred Securities 0.0%	Preferred Securities 0.9%
Short-Term Investments and Net Other Assets 12.1%	Short-Term Investments and Net Other Assets 9.9%

Annual Report

Investments December 31, 2010

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.1%
		Principal Amount (c)	Value
Argentina - 0.7%
City of Buenos Aires 12.5% 4/6/15 (e)		$ 1,920,000	$ 2,131,200
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (e)		635,000	687,388
Pan American Energy LLC 7.875% 5/7/21 (e)		2,620,000	2,777,200
Transportadora de Gas del Sur SA 7.875% 5/14/17 (e)		640,000	643,200
YPF SA 10% 11/2/28		635,000	730,250
TOTAL ARGENTINA			6,969,238
Australia - 0.0%
Leighton Finance International 7.875% 5/16/11		250,000	253,750
Bermuda - 0.6%
Noble Group Ltd.:
6.75% 1/29/20 (e)		930,000	1,013,700
8.5% 5/30/13 (Reg. S)		250,000	276,250
Qtel International Finance Ltd.:
3.375% 10/14/16 (e)		2,045,000	1,950,480
5% 10/19/25 (e)		3,180,000	2,879,458
TOTAL BERMUDA			6,119,888
Brazil - 2.3%
Banco Cruzeiro do Sul SA: 7% 7/8/13		840,000	844,200
8.5% 2/20/15 (e)		1,550,000	1,578,675
Banco do Brasil SA 4.5% 1/22/15 (e)		1,475,000	1,534,000
Banco do Nordeste do Brasil SA 3.625% 11/9/15 (e)		2,225,000	2,169,375
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (e)		3,860,000	3,946,850
Banco Votorantim SA 7.375% 1/21/20 (e)		1,110,000	1,168,275
BFF International Ltd. 7.25% 1/28/20 (e)		1,445,000	1,502,800
Braskem Finance Ltd. 7% 5/7/20 (e)		1,830,000	1,875,750
Centrais Eletricas Brasileiras SA (Electrobras) 6.875% 7/30/19 (e)		820,000	920,450
Gerdau Trade, Inc. 5.75% 1/30/21 (e)		1,585,000	1,585,000
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)		2,675,000	2,808,750
Net Servicos de Comunicacao SA 7.5% 1/27/20		1,850,000	2,104,375
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (e)		1,980,000	2,079,000
TOTAL BRAZIL			24,117,500
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
British Virgin Islands - 0.6%
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (e)		$ 1,590,000	$ 1,532,394
Sinochem Overseas Capital Co. Ltd. 4.5% 11/12/20 (e)		4,775,000	4,745,395
TOTAL BRITISH VIRGIN ISLANDS			6,277,789
Canada - 0.1%
Sino-Forest Corp. 6.25% 10/21/17 (e)		790,000	795,925
Cayman Islands - 3.7%
Banco Bradesco SA 4.1% 3/23/15 (e)		1,990,000	2,029,800
Country Garden Holdings Co. Ltd. 11.25% 4/22/17 (e)		845,000	927,388
CSN Islands XI Corp. 6.875% 9/21/19 (e)		1,910,000	2,062,800
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		1,035,000	1,241,514
Hutchison Whampoa International 10 Ltd. 6% (e)(f)		8,260,000	8,094,800
IPIC GMTN Ltd. 3.125% 11/15/15 (e)		2,990,000	2,915,250
Odebrecht Finance Ltd.:
7% 4/21/20 (e)		1,480,000	1,568,800
7.5% (e)		4,560,000	4,560,000
9.625% 4/9/14 (e)		1,430,000	1,637,350
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		1,795,000	1,862,435
6.875% 1/20/40		4,735,000	4,924,400
8.375% 12/10/18		1,990,000	2,420,365
Shimao Property Holdings Ltd. 9.65% 8/3/17		1,300,000	1,335,750
TDIC Finance Ltd. 6.5% 7/2/14 (e)		2,320,000	2,537,500
Voto-Votorantim Overseas Trading Operations V Ltd. 6.625% 9/25/19 (e)		1,540,000	1,601,600
TOTAL CAYMAN ISLANDS			39,719,752
Colombia - 0.7%
BanColombia SA 6.125% 7/26/20		3,460,000	3,529,200
Ecopetrol SA 7.625% 7/23/19		1,910,000	2,201,275
Empresas Publicas de Medellin 7.625% 7/29/19 (e)		1,390,000	1,581,125
TOTAL COLOMBIA			7,311,600
Egypt - 0.2%
African Export-Import Bank 8.75% 11/13/14		1,740,000	1,948,800
Indonesia - 0.4%
Adaro Indonesia PT 7.625% 10/22/19 (e)		2,210,000	2,422,713
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (b)(e)		1,235,000	0
0% 7/5/01 (Reg. S) (b)		445,000	0
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Indonesia - continued
Bumi Investment Pte Ltd. 10.75% 10/6/17 (e)		$ 1,255,000	$ 1,364,813
Listrindo Capital BV 9.25% 1/29/15 (e)		740,000	821,400
TOTAL INDONESIA			4,608,926
Ireland - 1.3%
SCF Capital Ltd. 5.375% 10/27/17 (e)		3,970,000	3,885,638
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		1,455,000	1,571,400
Vnesheconombank Via VEB Finance Ltd.:
5.45% 11/22/17 (e)		4,110,000	4,099,725
6.8% 11/22/25 (e)		3,980,000	3,950,150
TOTAL IRELAND			13,506,913
Isle of Man - 0.2%
AngloGold Ashanti Holdings PLC 5.375% 4/15/20		1,885,000	1,969,278
Kazakhstan - 0.2%
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (e)		1,510,000	1,515,663
Korea (South) - 1.5%
Export-Import Bank of Korea:
5.125% 6/29/20		1,660,000	1,709,800
8.125% 1/21/14		1,880,000	2,141,508
Hyundai Capital Services, Inc. 6% 5/5/15 (e)		1,960,000	2,114,350
Industrial Bank of Korea 7.125% 4/23/14 (e)		1,620,000	1,807,596
Korea Development Bank 4.375% 8/10/15		1,930,000	1,981,531
Korea Expressway Corp. 4.5% 3/23/15 (e)		1,940,000	1,998,394
POSCO 8.75% 3/26/14 (e)		1,590,000	1,859,028
SK Broadband Co., Ltd. 7% 2/1/12 (e)		1,490,000	1,553,325
Woori Bank 7% 2/2/15 (e)		690,000	762,726
TOTAL KOREA (SOUTH)			15,928,258
Luxembourg - 2.5%
ArcelorMittal SA:
7% 10/15/39		1,660,000	1,722,720
9% 2/15/15		1,080,000	1,285,426
Evraz Group SA 9.5% 4/24/18 (Reg. S)		2,310,000	2,552,550
Gaz Capital SA (Luxembourg) 6.212% 11/22/16 (Reg. S)		2,385,000	2,528,100
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		1,665,000	1,669,163
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Luxembourg - continued
OJSC Russian Agricultural Bank: - continued
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		$ 1,765,000	$ 1,751,763
7.125% 1/14/14 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		1,355,000	1,443,075
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		1,040,000	1,105,000
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		1,265,000	1,366,200
RSHB Capital SA 9% 6/11/14 (e)		1,215,000	1,368,941
Steel Capital SA 6.7% 10/25/17 (e)		2,575,000	2,536,375
TNK-BP Finance SA:
7.5% 3/13/13 (e)		1,070,000	1,155,600
7.875% 3/13/18 (Reg. S)		1,450,000	1,643,938
Unicredit Luxembourg SA 5.1875% 10/13/15 (e)		2,400,000	2,472,000
VTB Capital SA 6.465% 3/4/15 (e)		1,860,000	1,934,400
TOTAL LUXEMBOURG			26,535,251
Mexico - 0.8%
Alestra SA de RL de CV 11.75% 8/11/14		1,320,000	1,511,400
Petroleos Mexicanos:
6% 3/5/20		2,105,000	2,236,563
6.625% (e)		4,855,000	4,830,725
TOTAL MEXICO			8,578,688
Netherlands - 3.3%
Bulgaria Steel Finance BV 12% 5/4/13 unit (b)	EUR	600,000	80,220
DTEK Finance BV 9.5% 4/28/15 (e)		1,560,000	1,610,700
Indosat Palapa Co. BV 7.375% 7/29/20 (e)		4,410,000	4,862,025
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		2,080,000	2,163,200
Kazakhstan Temir Zholy Finance BV 6.375% 10/6/20 (e)		945,000	982,800
KazMunaiGaz Finance Sub BV:
7% 5/5/20 (e)		1,720,000	1,780,200
8.375% 7/2/13 (e)		1,480,000	1,620,600
9.125% 7/2/18 (e)		1,560,000	1,817,400
11.75% 1/23/15 (e)		1,930,000	2,393,200
Lippo Karawaci Finance BV 8.875% 3/9/11		260,000	261,950
Lukoil International Finance BV 6.125% 11/9/20 (e)		2,385,000	2,386,169
Majapahit Holding BV:
7.25% 6/28/17 (Reg. S)		1,105,000	1,243,125
7.75% 10/17/16 (Reg. S)		1,720,000	1,986,600
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Netherlands - continued
Majapahit Holding BV: - continued
7.75% 1/20/20 (e)		$ 3,340,000	$ 3,841,000
7.875% 6/29/37 (Reg. S)		3,065,000	3,440,463
8% 8/7/19 (e)		1,700,000	1,972,000
Myriad International Holding BV 6.375% 7/28/17 (e)		2,455,000	2,590,025
Paiton Energy Funding BV 9.34% 2/15/14 (Reg. S)		216,000	228,420
TOTAL NETHERLANDS			35,260,097
Peru - 0.1%
CFG Investment SAC 9.25% 12/19/13 (Reg. S)		1,025,000	1,071,125
Philippines - 1.3%
National Power Corp. 6.875% 11/2/16 (e)		3,335,000	3,835,250
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		4,250,000	4,993,750
7.39% 12/2/24 (e)		4,260,000	5,016,150
TOTAL PHILIPPINES			13,845,150
Qatar - 0.1%
Qtel International Finance Ltd. 6.5% 6/10/14 (e)		1,310,000	1,431,830
Russia - 0.2%
MTS International Funding Ltd. 8.625% 6/22/20 (e)		1,555,000	1,757,150
Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		2,045,000	2,433,550
Turkey - 0.2%
Akbank T. A. S. 5.125% 7/22/15 (e)		2,415,000	2,436,131
Ukraine - 0.4%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		3,645,000	3,977,606
United Arab Emirates - 0.7%
Abu Dhabi National Energy Co. PJSC 5.875% 10/27/16 (Reg. S)		2,385,000	2,501,269
Dolphin Energy Ltd. 5.888% 6/15/19 (e)		2,796,387	3,013,107
Dubai Electricity & Water Authority 8.5% 4/22/15 (e)		1,850,000	1,965,625
TOTAL UNITED ARAB EMIRATES			7,480,001
United Kingdom - 0.4%
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		4,345,000	4,404,744
United States of America - 2.6%
Drummond Co., Inc.:
7.375% 2/15/16		1,555,000	1,601,650
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
United States of America - continued
Drummond Co., Inc.: - continued
9% 10/15/14 (e)		$ 3,062,000	$ 3,253,375
Gerdau Holdings, Inc. 7% 1/20/20 (e)		1,365,000	1,481,025
NII Capital Corp.:
8.875% 12/15/19		1,875,000	2,015,625
10% 8/15/16		2,100,000	2,325,750
Pemex Project Funding Master Trust:
6.625% 6/15/35		4,040,000	4,060,200
8.625% 2/1/22		6,650,000	8,113,000
Southern Copper Corp.:
5.375% 4/16/20		845,000	845,000
6.75% 4/16/40		3,975,000	4,154,153
TOTAL UNITED STATES OF AMERICA			27,849,778
Venezuela - 2.8%
Petroleos de Venezuela SA:
4.9% 10/28/14		3,815,000	2,365,300
5.25% 4/12/17		6,965,000	3,935,225
5.375% 4/12/27		20,680,000	9,771,300
5.5% 4/12/37		18,250,000	8,440,625
Petroleos de Venezuela SA 144 8.5% 11/2/17 (e)		8,095,000	5,443,888
TOTAL VENEZUELA			29,956,338
TOTAL NONCONVERTIBLE BONDS (Cost $289,263,802)			298,060,719
Government Obligations - 59.4%

Argentina - 3.6%
Argentine Republic:
discount:
(with partial capitalization through 12/31/13) 8.28% 12/31/33		11,723,638	10,815,056
(with partial capitalization through 12/31/13) 8.28% 12/31/33		7,890,840	7,200,392
par 2.5% 12/31/38 (d)		12,680,000	5,642,600
0% 12/15/35		33,448,560	4,749,696
7% 9/12/13		5,705,000	5,612,611
8.75% 6/2/17		4,493,801	4,639,850
TOTAL ARGENTINA			38,660,205
Government Obligations - continued
		Principal Amount (c)	Value
Bahamas (Nassau) - 0.4%
Bahamian Republic 6.95% 11/20/29 (e)		$ 3,740,000	$ 3,852,200
Barbados - 0.6%
Barbados Government:
7% 8/4/22 (e)		3,325,000	3,379,846
7.25% 12/15/21 (e)		2,635,000	2,740,400
TOTAL BARBADOS			6,120,246
Belarus - 0.2%
Belarus Republic 8.75% 8/3/15		2,570,000	2,631,680
Belize - 0.2%
Belize Government 6% 2/20/29 (d)(e)		2,989,700	2,586,091
Bermuda - 0.3%
Bermuda Government 5.603% 7/20/20 (e)		1,375,000	1,423,125
Noble Group Ltd. 6.625% 8/5/20 (e)		1,660,000	1,726,400
TOTAL BERMUDA			3,149,525
Brazil - 3.4%
Brazilian Federative Republic:
4.875% 1/22/21		325,000	331,500
5.625% 1/7/41		2,495,000	2,470,050
5.875% 1/15/19		4,815,000	5,344,650
7.125% 1/20/37		3,070,000	3,660,975
8% 1/15/18		1,587,500	1,865,312
8.25% 1/20/34		2,040,000	2,713,200
8.875% 4/15/24		2,290,000	3,160,200
10.125% 5/15/27		2,990,000	4,544,800
11% 8/17/40		4,700,000	6,314,450
12.25% 3/6/30		2,015,000	3,606,850
12.75% 1/15/20		1,225,000	1,984,500
TOTAL BRAZIL			35,996,487
Cayman Islands - 0.4%
Cayman Island Government 5.95% 11/24/19 (e)		3,880,000	3,938,200
Chile - 0.2%
Chilean Republic 3.875% 8/5/20		2,490,000	2,440,200
Colombia - 2.3%
Colombian Republic:
6.125% 1/18/41		10,110,000	10,312,200
7.375% 3/18/19		2,605,000	3,126,000
Government Obligations - continued
		Principal Amount (c)	Value
Colombia - continued
Colombian Republic: - continued
10.375% 1/28/33		$ 3,790,000	$ 5,685,000
11.75% 2/25/20		3,393,000	5,089,500
TOTAL COLOMBIA			24,212,700
Congo - 0.5%
Congo Republic 3% 6/30/29 (d)		9,267,250	5,560,350
Croatia - 0.5%
Croatia Republic 6.75% 11/5/19 (e)		4,890,000	5,086,285
Dominican Republic - 0.4%
Dominican Republic: 7.5% 5/6/21 (e)		2,350,000	2,496,875
9.04% 1/23/18 (e)		2,295,251	2,605,110
TOTAL DOMINICAN REPUBLIC			5,101,985
Ecuador - 0.4%
Ecuador Republic 9.375% 12/15/15 (e)		4,480,000	4,121,600
Egypt - 0.7%
Arab Republic of Egypt:
5.75% 4/29/20 (e)		2,690,000	2,797,600
6.875% 4/30/40 (e)		4,165,000	4,394,075
TOTAL EGYPT			7,191,675
El Salvador - 0.7%
El Salvador Republic:
7.375% 12/1/19 (e)		3,180,000	3,466,200
7.65% 6/15/35 (Reg. S)		1,725,000	1,811,250
7.75% 1/24/23 (Reg. S)		1,600,000	1,760,000
8.25% 4/10/32 (Reg. S)		865,000	968,800
TOTAL EL SALVADOR			8,006,250
Gabon - 0.8%
Gabonese Republic 8.2% 12/12/17 (e)		7,640,000	8,919,700
Georgia - 0.5%
Georgia Republic 7.5% 4/15/13		5,385,000	5,506,163
Ghana - 0.9%
Ghana Republic:
8.5% 10/4/17 (e)		6,555,000	7,276,050
14.25% 7/29/13	GHS	1,330,000	879,268
14.99% 3/11/13	GHS	1,380,000	958,013
TOTAL GHANA			9,113,331
Government Obligations - continued
		Principal Amount (c)	Value
Indonesia - 4.7%
Indonesian Republic:
5.875% 3/13/20 (e)		$ 3,185,000	$ 3,487,575
6.625% 2/17/37 (e)		3,765,000	4,113,263
6.75% 3/10/14 (Reg. S)		2,515,000	2,816,800
6.875% 3/9/17 (e)		1,990,000	2,298,450
6.875% 1/17/18 (e)		3,825,000	4,427,438
7.25% 4/20/15 (e)		1,615,000	1,865,325
7.5% 1/15/16 (e)		6,210,000	7,296,750
7.75% 1/17/38 (e)		4,465,000	5,424,975
8.5% 10/12/35 (e)		4,815,000	6,355,800
10.375% 5/4/14 (e)		1,715,000	2,126,600
11.625% 3/4/19 (e)		3,965,000	5,878,113
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (e)		3,070,000	3,622,600
TOTAL INDONESIA			49,713,689
Iraq - 0.8%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		8,930,000	8,193,275
Ivory Coast - 0.5%
Ivory Coast 2.5% 12/31/32 (d)		14,110,000	5,855,650
Jamaica - 0.2%
Jamaican Government 8% 3/15/39		2,078,000	2,005,270
Lebanon - 1.2%
Lebanese Republic:
4% 12/31/17		5,663,000	5,450,637
9% 3/20/17		2,365,000	2,808,438
11.625% 5/11/16 (Reg. S)		3,290,000	4,227,650
TOTAL LEBANON			12,486,725
Lithuania - 1.1%
Lithuanian Republic:
5.125% 9/14/17 (e)		4,060,000	3,999,100
6.75% 1/15/15 (e)		3,515,000	3,813,775
7.375% 2/11/20 (e)		3,545,000	3,917,225
TOTAL LITHUANIA			11,730,100
Mexico - 3.2%
United Mexican States:
5.125% 1/15/20		2,116,000	2,205,930
5.625% 1/15/17		7,457,000	8,202,700
5.75% 10/12/10		3,202,000	2,833,770
6.05% 1/11/40		7,044,000	7,202,490
Government Obligations - continued
		Principal Amount (c)	Value
Mexico - continued
United Mexican States: - continued
6.75% 9/27/34		$ 3,410,000	$ 3,844,775
11.375% 9/15/16		1,939,000	2,738,838
11.5% 5/15/26		3,945,000	6,706,500
TOTAL MEXICO			33,735,003
Pakistan - 0.3%
Islamic Republic of Pakistan:
6.875% 6/1/17 (e)		1,975,000	1,738,000
7.125% 3/31/16 (e)		1,260,000	1,140,300
TOTAL PAKISTAN			2,878,300
Panama - 0.4%
Panamanian Republic 5.2% 1/30/20		3,740,000	3,955,050
Peru - 0.7%
Peruvian Republic:
7.35% 7/21/25		2,725,000	3,310,875
8.75% 11/21/33		2,940,000	4,013,100
TOTAL PERU			7,323,975
Philippines - 3.3%
Philippine Republic:
4% 1/15/21		2,380,000	2,302,650
6.375% 10/23/34		7,350,000	7,846,125
6.5% 1/20/20		6,615,000	7,656,863
7.75% 1/14/31		7,705,000	9,554,200
9.5% 2/2/30		3,300,000	4,776,750
10.625% 3/16/25		1,765,000	2,726,925
TOTAL PHILIPPINES			34,863,513
Poland - 0.9%
Polish Government:
3.875% 7/16/15		3,670,000	3,725,050
6.375% 7/15/19		5,060,000	5,679,850
TOTAL POLAND			9,404,900
Qatar - 0.6%
State of Qatar:
4% 1/20/15 (e)		3,555,000	3,672,706
6.4% 1/20/40 (e)		2,095,000	2,272,719
TOTAL QATAR			5,945,425
Government Obligations - continued
		Principal Amount (c)	Value
Russia - 7.6%
Russian Federation:
3.625% 4/29/15 (e)		$ 8,800,000	$ 8,822,000
5% 4/29/20 (e)		5,100,000	5,106,375
7.5% 3/31/30 (Reg. S)		47,309,700	54,701,824
12.75% 6/24/28 (Reg. S)		6,924,000	12,039,105
TOTAL RUSSIA			80,669,304
Serbia - 0.5%
Republic of Serbia 6.75% 11/1/24 (e)		4,970,001	4,870,601
South Africa - 0.2%
South African Republic 5.5% 3/9/20		1,810,000	1,925,388
Sri Lanka - 0.6%
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (e)		2,370,000	2,601,075
8.25% 10/24/12 (e)		1,850,000	1,974,875
Government of the Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (e)		2,350,000	2,361,750
TOTAL SRI LANKA			6,937,700
Turkey - 6.8%
Turkish Republic:
5.625% 3/30/21		11,425,000	11,939,125
6.75% 4/3/18		1,615,000	1,839,162
6.75% 5/30/40		5,200,000	5,707,000
6.875% 3/17/36		7,600,000	8,483,880
7% 9/26/16		1,225,000	1,407,280
7% 3/11/19		4,840,000	5,590,200
7% 6/5/20		3,955,000	4,597,688
7.25% 3/15/15		2,095,000	2,398,775
7.25% 3/5/38		2,445,000	2,848,425
7.375% 2/5/25		7,920,000	9,385,200
7.5% 7/14/17		1,735,000	2,049,556
7.5% 11/7/19		2,255,000	2,689,088
8% 2/14/34		1,910,000	2,404,308
9.5% 1/15/14		2,675,000	3,180,040
11.875% 1/15/30		4,305,000	7,393,838
TOTAL TURKEY			71,913,565
Ukraine - 1.2%
Ukraine Cabinet of Ministers:
6.58% 11/21/16 (e)		2,095,000	2,092,381
Government Obligations - continued
		Principal Amount (c)	Value
Ukraine - continued
Ukraine Cabinet of Ministers: - continued
6.875% 3/4/11 (Reg. S)		$ 1,445,000	$ 1,451,503
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (e)		3,145,000	3,306,181
Ukraine Government:
6.385% 6/26/12 (e)		1,260,000	1,280,475
6.75% 11/14/17 (e)		2,190,000	2,187,263
7.65% 6/11/13 (Reg. S)		2,480,000	2,604,000
TOTAL UKRAINE			12,921,803
United States of America - 0.4%
U.S. Treasury Bonds 4.25% 11/15/40		4,870,000	4,790,863
Uruguay - 0.6%
Uruguay Republic:
7.625% 3/21/36		1,360,000	1,615,000
7.875% 1/15/33 pay-in-kind		1,150,000	1,391,500
8% 11/18/22		2,420,000	2,994,750
TOTAL URUGUAY			6,001,250
Venezuela - 6.2%
Venezuelan Republic:
oil recovery rights 4/15/20 (g)		15,490	402,740
5.75% 2/26/16 (Reg S.)		3,635,000	2,571,763
6% 12/9/20		4,160,000	2,423,200
7% 3/31/38		6,635,000	3,748,775
7.75% 10/13/19 (Reg. S)		8,990,000	6,090,725
8.25% 10/13/24		6,450,000	4,144,125
8.5% 10/8/14		3,490,000	2,966,500
9% 5/7/23 (Reg. S)		5,820,000	3,975,060
9.25% 9/15/27		8,805,000	6,559,725
9.25% 5/7/28 (Reg. S)		7,185,000	4,867,838
9.375% 1/13/34		3,460,000	2,370,100
10.75% 9/19/13		6,570,000	6,307,200
12.75% 8/23/22		22,495,000	19,795,600
TOTAL VENEZUELA			66,223,351
Government Obligations - continued
		Principal Amount (c)	Value
Vietnam - 0.4%
Vietnamese Socialist Republic:
6.75% 1/29/20 (e)		$ 2,760,000	$ 2,815,200
6.875% 1/15/16 (e)		1,445,000	1,517,250
TOTAL VIETNAM			4,332,450
TOTAL GOVERNMENT OBLIGATIONS (Cost $592,780,248)			630,872,023
Supranational Obligations - 0.4%

Central American Bank 5.375% 9/24/14 (e)		1,770,000	1,885,050
Corporacion Andina de Fomento 8.125% 6/4/19		1,610,000	1,912,519
Eurasian Development Bank 7.375% 9/29/14 (e)		980,000	1,057,175
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $4,456,780)			4,854,744
Money Market Funds - 10.6%
	Shares
Fidelity Cash Central Fund, 0.19% (a) (Cost $112,368,168)	112,368,168	112,368,168
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $998,868,998)		1,046,155,654
NET OTHER ASSETS (LIABILITIES) - 1.5%		15,891,352
NET ASSETS - 100%		$ 1,062,047,006
Currency Abbreviations
EUR	-	European Monetary Unit
GHS	-	Ghana Cedi
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $352,505,150 or 33.2% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 123,803
Fidelity Securities Lending Cash Central Fund	30,871
Total	$ 154,674
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 298,060,719	$ -	$ 298,060,719	$ -
Government Obligations	630,872,023	-	630,872,023	-
Supranational Obligations	4,854,744	-	4,854,744	-
Money Market Funds	112,368,168	112,368,168	-	-
Total Investments in Securities:	$ 1,046,155,654	$ 112,368,168	$ 933,787,486	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 563,258
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(563,258)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	0.4%
AAA,AA,A	6.1%
BBB	29.8%
BB	28.1%
B	18.3%
CCC,CC,C	0.4%
Not Rated	4.8%
Equities	0.0%
Short-Term Investments and Net Other Assets	12.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $6,239,615 of which $3,380,295 and $2,859,320 will expire in fiscal 2016 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $886,500,830)	$ 933,787,486
Fidelity Central Funds (cost $112,368,168)	112,368,168
Total Investments (cost $998,868,998)		$ 1,046,155,654
Cash		1,166,268
Foreign currency held at value (cost $10,146)		10,160
Receivable for investments sold		404,500
Receivable for fund shares sold		2,638,795
Dividends receivable		135,000
Interest receivable		18,259,459
Distributions receivable from Fidelity Central Funds		20,576
Prepaid expenses		2,698
Receivable from investment adviser for expense reductions		12,996
Other receivables		1,453
Total assets		1,068,807,559

Liabilities
Payable for investments purchased	$ 1,337,478
Payable for fund shares redeemed	2,240,801
Distributions payable	2,052,328
Accrued management fee	588,998
Distribution and service plan fees payable	209,870
Other affiliated payables	200,405
Other payables and accrued expenses	130,673
Total liabilities		6,760,553

Net Assets		$ 1,062,047,006
Net Assets consist of:
Paid in capital		$ 1,020,889,047
Undistributed net investment income		4,847,127
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,905,674)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		47,216,506
Net Assets		$ 1,062,047,006

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($310,673,785 ÷ 23,319,412 shares)	$ 13.32

Maximum offering price per share (100/96.00 of $13.32)	$ 13.87
Class T: Net Asset Value and redemption price per share ($114,785,734 ÷ 8,646,361 shares)	$ 13.28

Maximum offering price per share (100/96.00 of $13.28)	$ 13.83
Class B: Net Asset Value and offering price per share ($21,842,788 ÷ 1,623,249 shares)A	$ 13.46

Class C: Net Asset Value and offering price per share ($124,907,002 ÷ 9,320,069 shares)A	$ 13.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($489,837,697 ÷ 37,346,756 shares)	$ 13.12

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2010

Investment Income
Dividends		$ 606,744
Interest		53,473,467
Income from Fidelity Central Funds		154,674
Total income		54,234,885

Expenses
Management fee	$ 5,470,665
Transfer agent fees	1,566,038
Distribution and service plan fees	2,023,401
Accounting and security lending fees	392,490
Custodian fees and expenses	115,908
Independent trustees' compensation	4,399
Registration fees	226,663
Audit	95,515
Legal	2,680
Miscellaneous	7,631
Total expenses before reductions	9,905,390
Expense reductions	(175,366)	9,730,024
Net investment income		44,504,861
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,581,351
Foreign currency transactions	(71,925)
Total net realized gain (loss)		1,509,426
Change in net unrealized appreciation (depreciation) on: Investment securities	23,724,532
Assets and liabilities in foreign currencies	(66,768)
Total change in net unrealized appreciation (depreciation)		23,657,764
Net gain (loss)		25,167,190
Net increase (decrease) in net assets resulting from operations		$ 69,672,051

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 44,504,861	$ 27,410,345
Net realized gain (loss)	1,509,426	4,190,926
Change in net unrealized appreciation (depreciation)	23,657,764	74,936,989
Net increase (decrease) in net assets resulting from operations	69,672,051	106,538,260
Distributions to shareholders from net investment income	(41,828,114)	(24,963,530)
Distributions to shareholders from net realized gain	(4,787,777)	(647,094)
Total distributions	(46,615,891)	(25,610,624)
Share transactions - net increase (decrease)	478,286,286	261,650,696
Redemption fees	333,024	87,851
Total increase (decrease) in net assets	501,675,470	342,666,183

Net Assets
Beginning of period	560,371,536	217,705,353
End of period (including undistributed net investment income of $4,847,127 and undistributed net investment income of $2,657,701, respectively)	$ 1,062,047,006	$ 560,371,536

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.76	$ 9.51	$ 12.32	$ 12.40	$ 12.11
Income from Investment Operations
Net investment income C	.717	.950	.675	.709	.715
Net realized and unrealized gain (loss)	.568	3.126	(2.793)	(.066)	.638
Total from investment operations	1.285	4.076	(2.118)	.643	1.353
Distributions from net investment income	(.670)	(.814)	(.664)	(.705)	(.699)
Distributions from net realized gain	(.060)	(.015)	(.030)	(.020)	(.367)
Total distributions	(.730)	(.829)	(.694)	(.725)	(1.066)
Redemption fees added to paid in capital C	.005	.003	.002	.002	.003
Net asset value, end of period	$ 13.32	$ 12.76	$ 9.51	$ 12.32	$ 12.40
Total Return A,B	10.28%	44.11%	(17.82)%	5.36%	11.57%
Ratios to Average Net Assets D,F
Expenses before reductions	1.24%	1.29%	1.32%	1.27%	1.28%
Expenses net of fee waivers, if any	1.20%	1.20%	1.20%	1.18%	1.10%
Expenses net of all reductions	1.20%	1.20%	1.20%	1.17%	1.09%
Net investment income	5.40%	8.13%	5.94%	5.75%	5.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 310,674	$ 167,196	$ 60,543	$ 75,584	$ 65,593
Portfolio turnover rate E	96%	123%	57%	72%	105%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.71	$ 9.48	$ 12.28	$ 12.37	$ 12.08
Income from Investment Operations
Net investment income C	.714	.924	.676	.704	.701
Net realized and unrealized gain (loss)	.581	3.132	(2.784)	(.074)	.640
Total from investment operations	1.295	4.056	(2.108)	.630	1.341
Distributions from net investment income	(.670)	(.814)	(.664)	(.702)	(.687)
Distributions from net realized gain	(.060)	(.015)	(.030)	(.020)	(.367)
Total distributions	(.730)	(.829)	(.694)	(.722)	(1.054)
Redemption fees added to paid in capital C	.005	.003	.002	.002	.003
Net asset value, end of period	$ 13.28	$ 12.71	$ 9.48	$ 12.28	$ 12.37
Total Return A,B	10.41%	44.04%	(17.80)%	5.26%	11.49%
Ratios to Average Net Assets D,F
Expenses before reductions	1.24%	1.30%	1.32%	1.29%	1.36%
Expenses net of fee waivers, if any	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.20%	1.20%	1.20%	1.19%	1.19%
Net investment income	5.40%	8.13%	5.95%	5.73%	5.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 114,786	$ 106,446	$ 87,427	$ 136,031	$ 137,200
Portfolio turnover rate E	96%	123%	57%	72%	105%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.88	$ 9.60	$ 12.42	$ 12.50	$ 12.20
Income from Investment Operations
Net investment income C	.637	.861	.609	.632	.628
Net realized and unrealized gain (loss)	.580	3.169	(2.812)	(.073)	.642
Total from investment operations	1.217	4.030	(2.203)	.559	1.270
Distributions from net investment income	(.582)	(.738)	(.589)	(.621)	(.606)
Distributions from net realized gain	(.060)	(.015)	(.030)	(.020)	(.367)
Total distributions	(.642)	(.753)	(.619)	(.641)	(.973)
Redemption fees added to paid in capital C	.005	.003	.002	.002	.003
Net asset value, end of period	$ 13.46	$ 12.88	$ 9.60	$ 12.42	$ 12.50
Total Return A,B	9.63%	43.08%	(18.29)%	4.61%	10.74%
Ratios to Average Net Assets D,F
Expenses before reductions	1.93%	1.97%	1.97%	1.94%	2.10%
Expenses net of fee waivers, if any	1.85%	1.85%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.85%	1.85%	1.85%	1.84%	1.84%
Net investment income	4.75%	7.48%	5.30%	5.08%	5.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,843	$ 18,398	$ 14,324	$ 22,418	$ 26,442
Portfolio turnover rate E	96%	123%	57%	72%	105%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 9.56	$ 12.37	$ 12.46	$ 12.16
Income from Investment Operations
Net investment income C	.622	.867	.594	.616	.613
Net realized and unrealized gain (loss)	.572	3.142	(2.798)	(.080)	.645
Total from investment operations	1.194	4.009	(2.204)	.536	1.258
Distributions from net investment income	(.569)	(.727)	(.578)	(.608)	(.594)
Distributions from net realized gain	(.060)	(.015)	(.030)	(.020)	(.367)
Total distributions	(.629)	(.742)	(.608)	(.628)	(.961)
Redemption fees added to paid in capital C	.005	.003	.002	.002	.003
Net asset value, end of period	$ 13.40	$ 12.83	$ 9.56	$ 12.37	$ 12.46
Total Return A,B	9.48%	43.02%	(18.37)%	4.44%	10.66%
Ratios to Average Net Assets D,F
Expenses before reductions	1.96%	2.02%	2.06%	2.04%	2.12%
Expenses net of fee waivers, if any	1.95%	1.95%	1.95%	1.95%	1.95%
Expenses net of all reductions	1.95%	1.95%	1.95%	1.94%	1.94%
Net investment income	4.65%	7.38%	5.20%	4.98%	4.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 124,907	$ 63,669	$ 22,464	$ 30,962	$ 28,628
Portfolio turnover rate E	96%	123%	57%	72%	105%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 9.39	$ 12.16	$ 12.25	$ 11.98
Income from Investment Operations
Net investment income B	.743	.990	.695	.725	.725
Net realized and unrealized gain (loss)	.568	3.044	(2.745)	(.064)	.628
Total from investment operations	1.311	4.034	(2.050)	.661	1.353
Distributions from net investment income	(.706)	(.842)	(.692)	(.733)	(.718)
Distributions from net realized gain	(.060)	(.015)	(.030)	(.020)	(.367)
Total distributions	(.766)	(.857)	(.722)	(.753)	(1.085)
Redemption fees added to paid in capital B	.005	.003	.002	.002	.002
Net asset value, end of period	$ 13.12	$ 12.57	$ 9.39	$ 12.16	$ 12.25
Total Return A	10.67%	44.29%	(17.52)%	5.58%	11.70%
Ratios to Average Net Assets C,E
Expenses before reductions	.92%	.97%	1.02%	.99%	1.02%
Expenses net of fee waivers, if any	.92%	.95%	.95%	.95%	.95%
Expenses net of all reductions	.92%	.95%	.95%	.95%	.94%
Net investment income	5.68%	8.38%	6.19%	5.97%	5.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 489,838	$ 204,663	$ 32,947	$ 45,232	$ 25,177
Portfolio turnover rate D	96%	123%	57%	72%	105%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2010

1. Organization.

Fidelity Advisor Emerging Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2010 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, contingent interest, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 64,222,516
Gross unrealized depreciation	(13,591,131)
Net unrealized appreciation (depreciation)	$ 50,631,385
Tax Cost	$ 995,524,269

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,426,152
Capital loss carryforward	$ (6,239,615)
Net unrealized appreciation (depreciation)	$ 50,561,235

The tax character of distributions paid was as follows:

	December 31, 2010	December 31, 2009
Ordinary Income	$ 46,615,891	$ 25,610,624

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $888,915,701 and $480,878,390, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .67% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 603,751	$ 13,582
Class T	-%	.25%	295,233	-
Class B	.65%	.25%	189,571	136,912
Class C	.75%	.25%	934,846	462,070
			$ 2,023,401	$ 612,564

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares (.75% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 81,395
Class T	19,767
Class B*	39,799
Class C*	26,450
$ 167,411

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 536,624.22
Class T	258,307.22
Class B	54,797.26
Class C	181,282.19
Institutional Class	535,028.15
	$ 1,566,038

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,686 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to

Annual Report

Notes to Financial Statements - continued

8. Security Lending - continued

the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $30,871, including $8,316 from securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.20%	$ 97,334
Class T	1.20%	47,519
Class B	1.85%	16,979
Class C	1.95%	9,107
		$ 170,939

Effective March 1, 2011 the expense limitation will be changed to 1.25%, 1.25%, 1.90%, 2.00% and 1.00% for Class A, Class T, Class B, Class C and Institutional Class, respectively.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,308 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,119.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2010	2009
From net investment income
Class A	$ 12,186,295	$ 7,132,338
Class T	5,976,443	6,958,625
Class B	914,328	1,003,714
Class C	3,972,728	2,468,243
Institutional Class	18,778,320	7,400,610
Total	$ 41,828,114	$ 24,963,530

Annual Report

10. Distributions to Shareholders - continued

Years ended December 31,	2010	2009
From net realized gain
Class A	$ 1,393,614	$ 193,016
Class T	521,718	123,558
Class B	97,418	21,170
Class C	555,098	72,723
Institutional Class	2,219,929	236,627
Total	$ 4,787,777	$ 647,094

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2010	2009	2010	2009
Class A
Shares sold	15,644,323	8,915,226	$ 208,168,500	$ 108,963,057
Reinvestment of distributions	841,869	540,320	11,180,339	6,421,068
Shares redeemed	(6,273,296)	(2,712,377)	(82,997,450)	(30,467,236)
Net increase (decrease)	10,212,896	6,743,169	$ 136,351,389	$ 84,916,889
Class T
Shares sold	3,068,075	2,295,615	$ 40,708,889	$ 26,938,453
Reinvestment of distributions	416,301	535,436	5,498,083	6,153,825
Shares redeemed	(3,210,330)	(3,676,469)	(42,651,952)	(42,208,743)
Net increase (decrease)	274,046	(845,418)	$ 3,555,020	$ (9,116,465)
Class B
Shares sold	701,294	399,800	$ 9,385,461	$ 4,901,028
Reinvestment of distributions	59,456	72,990	795,918	851,775
Shares redeemed	(566,246)	(536,535)	(7,562,381)	(5,974,173)
Net increase (decrease)	194,504	(63,745)	$ 2,618,998	$ (221,370)
Class C
Shares sold	6,058,011	3,284,954	$ 81,407,797	$ 40,335,680
Reinvestment of distributions	267,388	171,629	3,576,622	2,056,422
Shares redeemed	(1,968,577)	(842,206)	(26,199,626)	(9,820,911)
Net increase (decrease)	4,356,822	2,614,377	$ 58,784,793	$ 32,571,191
Institutional Class
Shares sold	27,986,820	14,734,937	$ 367,469,375	$ 176,271,975
Reinvestment of distributions	827,765	357,732	10,850,982	4,285,454
Shares redeemed	(7,749,845)	(2,321,252)	(101,344,271)	(27,056,978)
Net increase (decrease)	21,064,740	12,771,417	$ 276,976,086	$ 153,500,451

Annual Report

Notes to Financial Statements - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Emerging Markets Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Emerging Markets Income Fund (a fund of Fidelity Advisor Series VIII) at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Emerging Markets Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 18, 2011

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 219 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011

Mr. O'Hanley is President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-
present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-
present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (80)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Formerly Trustee and Chairman of the Board of Trustees of certain Trusts, Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (46)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-
2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-
present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-
present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Emerging Markets Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	02/14/2011	02/11/2011	-	$0.015
Class T	02/14/2011	02/11/2011	-	$0.015
Class B	02/14/2011	02/11/2011	-	$0.015
Class C	02/14/2011	02/11/2011	-	$0.015

A total of 1.65% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Class A	Various	$0.650	$0.001
Class T	Various	$0.650	$0.001
Class B	Various	$0.565	$0.001
Class C	Various	$0.552	$0.001

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Emerging Markets Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against a broad-based securities market index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, and the cumulative total returns of a broad-based securities market index ("benchmark"). The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

Annual Report

Fidelity Advisor Emerging Markets Income Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Emerging Markets Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research (U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EMI-UANN-0211
1.787725.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Markets Income
Fund - Institutional Class

Annual Report

December 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

The investment environment in 2010 was volatile but generally supportive of most major asset classes. Equities experienced the biggest gains, rallying in the second half of the period on incremental economic growth, supportive monetary policies, strong corporate profits and very little inflation. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Past 10 years
Institutional Class	10.67%	9.21%	11.78%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Emerging Markets Income Fund - Institutional Class on December 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the JPMorgan Emerging Markets Bond Index (EMBI) Global performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Emerging-markets debt delivered solid returns for the 12 months ending December 31, 2010. The JPMorgan Emerging Markets Bond Index Global (EMBI Global) gained 12.04%, rivaling the results of U.S. high-yield bonds and equity markets worldwide. Improved economic data and strengthening demand from yield-hungry investors helped bolster the performance of emerging-markets debt, as did investors' desire to diversify away from developed-markets fixed-income securities. The biggest gains in the index came from some of its smallest and generally more-volatile country components. These included Belize, Jamaica and Iraq, which gained about 67%, 54% and 26%, respectively. Other notable outperforming countries included Argentina (35%) and Ukraine (34%). Conversely, the Ivory Coast was the only index constituent to turn in negative performance, falling roughly 20% for the period, with most of the decline occurring near the end of the year amid the West African nation's clouded election picture. The two largest benchmark components, Mexico and Brazil, modestly underperformed, each returning about 10%. Meanwhile, rounding out the results of other major markets in the index were Venezuela (16%), Indonesia (14%), the Philippines (13%), Turkey (12%) and Russia (9%).

Comments from John Carlson, Portfolio Manager of Fidelity Advisor® Emerging Markets Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 10.28%, 10.41%, 9.63% and 9.48%, respectively (excluding sales charges), trailing the JPMorgan index. Positioning in Argentina hurt during the first half of the year but helped in the second half. The fund was overweighted in Argentina, on average, throughout the period, but the benefit received in the final six months was not enough to offset the ground lost earlier in the year. Overweighting short-duration Korean corporate bonds detracted, as they did not perform well. In general, the fund's overweighting in shorter-maturity bonds hampered performance, as did its cash position, which remained higher than its historical average, mostly due to strong flows into the fund. Another negative factor was an out-of-index allocation to U.S. Treasury bonds. Relatively higher-quality sovereigns lagged the benchmark, given investors' strong demand for yield. As a result, the fund's lower-than-index exposure to Mexico (the largest weighting in the index), Chile and Brazil, as well as other higher-quality sovereigns, was beneficial. Positioning in Russia, another large index component, helped performance, particularly among corporate bonds there. Corporate bond exposure in China also contributed. Additionally, throughout the period, the fund maintained an overweighting in the Ukraine, which performed well.

Comments from John Carlson, Portfolio Manager of Fidelity Advisor® Emerging Markets Income Fund: For the year, the fund's Institutional Class shares returned 10.67%, trailing the JPMorgan index. Positioning in Argentina hurt during the first half of the year but helped in the second half. The fund was overweighted in Argentina, on average, throughout the period, but the benefit received in the final six months was not enough to offset the ground lost earlier in the year. Overweighting short-duration Korean corporate bonds detracted, as they did not perform well. In general, the fund's overweighting in shorter-maturity bonds hampered performance, as did its cash position, which remained higher than its historical average, mostly due to strong flows into the fund. Another negative factor was an out-of-index allocation to U.S. Treasury bonds. Relatively higher-quality sovereigns lagged the benchmark, given investors' strong demand for yield. As a result, the fund's lower-than-index exposure to Mexico (the largest weighting in the index), Chile and Brazil, as well as other higher-quality sovereigns, was beneficial. Positioning in Russia, another large index component, helped performance, particularly among corporate bonds there. Corporate bond exposure in China also contributed. Additionally, throughout the period, the fund maintained an overweighting in the Ukraine, which performed well.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
Class A	1.20%
Actual		$ 1,000.00	$ 1,059.50	$ 6.23
Hypothetical A		$ 1,000.00	$ 1,019.16	$ 6.11
Class T	1.20%
Actual		$ 1,000.00	$ 1,059.70	$ 6.23
Hypothetical A		$ 1,000.00	$ 1,019.16	$ 6.11
Class B	1.85%
Actual		$ 1,000.00	$ 1,056.20	$ 9.59
Hypothetical A		$ 1,000.00	$ 1,015.88	$ 9.40
Class C	1.95%
Actual		$ 1,000.00	$ 1,055.10	$ 10.10
Hypothetical A		$ 1,000.00	$ 1,015.38	$ 9.91
Institutional Class	.91%
Actual		$ 1,000.00	$ 1,061.30	$ 4.73
Hypothetical A		$ 1,000.00	$ 1,020.62	$ 4.63

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Countries as of December 31, 2010
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Venezuela	9.0	4.0
Russia	7.8	6.9
Turkey	7.0	6.8
Brazil	5.7	7.2
Indonesia	5.1	5.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of December 31, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Russian Federation	7.6	6.7
Turkish Republic	6.8	6.8
Venezuelan Republic	6.2	3.5
Indonesian Republic	4.4	5.0
Argentine Republic	3.6	2.8
	28.6
Asset Allocation (% of fund's net assets)
As of December 31, 2010	As of June 30, 2010
Corporate Bonds 28.1%	Corporate Bonds 22.7%
Government Obligations 59.4%	Government Obligations 64.6%
Supranational Obligations 0.4%	Supranational Obligations 0.6%
Stocks and Investment Companies 0.0%	Stocks and Investment Companies 1.3%
Preferred Securities 0.0%	Preferred Securities 0.9%
Short-Term Investments and Net Other Assets 12.1%	Short-Term Investments and Net Other Assets 9.9%

Annual Report

Investments December 31, 2010

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.1%
		Principal Amount (c)	Value
Argentina - 0.7%
City of Buenos Aires 12.5% 4/6/15 (e)		$ 1,920,000	$ 2,131,200
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (e)		635,000	687,388
Pan American Energy LLC 7.875% 5/7/21 (e)		2,620,000	2,777,200
Transportadora de Gas del Sur SA 7.875% 5/14/17 (e)		640,000	643,200
YPF SA 10% 11/2/28		635,000	730,250
TOTAL ARGENTINA			6,969,238
Australia - 0.0%
Leighton Finance International 7.875% 5/16/11		250,000	253,750
Bermuda - 0.6%
Noble Group Ltd.:
6.75% 1/29/20 (e)		930,000	1,013,700
8.5% 5/30/13 (Reg. S)		250,000	276,250
Qtel International Finance Ltd.:
3.375% 10/14/16 (e)		2,045,000	1,950,480
5% 10/19/25 (e)		3,180,000	2,879,458
TOTAL BERMUDA			6,119,888
Brazil - 2.3%
Banco Cruzeiro do Sul SA: 7% 7/8/13		840,000	844,200
8.5% 2/20/15 (e)		1,550,000	1,578,675
Banco do Brasil SA 4.5% 1/22/15 (e)		1,475,000	1,534,000
Banco do Nordeste do Brasil SA 3.625% 11/9/15 (e)		2,225,000	2,169,375
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (e)		3,860,000	3,946,850
Banco Votorantim SA 7.375% 1/21/20 (e)		1,110,000	1,168,275
BFF International Ltd. 7.25% 1/28/20 (e)		1,445,000	1,502,800
Braskem Finance Ltd. 7% 5/7/20 (e)		1,830,000	1,875,750
Centrais Eletricas Brasileiras SA (Electrobras) 6.875% 7/30/19 (e)		820,000	920,450
Gerdau Trade, Inc. 5.75% 1/30/21 (e)		1,585,000	1,585,000
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)		2,675,000	2,808,750
Net Servicos de Comunicacao SA 7.5% 1/27/20		1,850,000	2,104,375
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (e)		1,980,000	2,079,000
TOTAL BRAZIL			24,117,500
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
British Virgin Islands - 0.6%
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (e)		$ 1,590,000	$ 1,532,394
Sinochem Overseas Capital Co. Ltd. 4.5% 11/12/20 (e)		4,775,000	4,745,395
TOTAL BRITISH VIRGIN ISLANDS			6,277,789
Canada - 0.1%
Sino-Forest Corp. 6.25% 10/21/17 (e)		790,000	795,925
Cayman Islands - 3.7%
Banco Bradesco SA 4.1% 3/23/15 (e)		1,990,000	2,029,800
Country Garden Holdings Co. Ltd. 11.25% 4/22/17 (e)		845,000	927,388
CSN Islands XI Corp. 6.875% 9/21/19 (e)		1,910,000	2,062,800
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		1,035,000	1,241,514
Hutchison Whampoa International 10 Ltd. 6% (e)(f)		8,260,000	8,094,800
IPIC GMTN Ltd. 3.125% 11/15/15 (e)		2,990,000	2,915,250
Odebrecht Finance Ltd.:
7% 4/21/20 (e)		1,480,000	1,568,800
7.5% (e)		4,560,000	4,560,000
9.625% 4/9/14 (e)		1,430,000	1,637,350
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		1,795,000	1,862,435
6.875% 1/20/40		4,735,000	4,924,400
8.375% 12/10/18		1,990,000	2,420,365
Shimao Property Holdings Ltd. 9.65% 8/3/17		1,300,000	1,335,750
TDIC Finance Ltd. 6.5% 7/2/14 (e)		2,320,000	2,537,500
Voto-Votorantim Overseas Trading Operations V Ltd. 6.625% 9/25/19 (e)		1,540,000	1,601,600
TOTAL CAYMAN ISLANDS			39,719,752
Colombia - 0.7%
BanColombia SA 6.125% 7/26/20		3,460,000	3,529,200
Ecopetrol SA 7.625% 7/23/19		1,910,000	2,201,275
Empresas Publicas de Medellin 7.625% 7/29/19 (e)		1,390,000	1,581,125
TOTAL COLOMBIA			7,311,600
Egypt - 0.2%
African Export-Import Bank 8.75% 11/13/14		1,740,000	1,948,800
Indonesia - 0.4%
Adaro Indonesia PT 7.625% 10/22/19 (e)		2,210,000	2,422,713
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (b)(e)		1,235,000	0
0% 7/5/01 (Reg. S) (b)		445,000	0
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Indonesia - continued
Bumi Investment Pte Ltd. 10.75% 10/6/17 (e)		$ 1,255,000	$ 1,364,813
Listrindo Capital BV 9.25% 1/29/15 (e)		740,000	821,400
TOTAL INDONESIA			4,608,926
Ireland - 1.3%
SCF Capital Ltd. 5.375% 10/27/17 (e)		3,970,000	3,885,638
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		1,455,000	1,571,400
Vnesheconombank Via VEB Finance Ltd.:
5.45% 11/22/17 (e)		4,110,000	4,099,725
6.8% 11/22/25 (e)		3,980,000	3,950,150
TOTAL IRELAND			13,506,913
Isle of Man - 0.2%
AngloGold Ashanti Holdings PLC 5.375% 4/15/20		1,885,000	1,969,278
Kazakhstan - 0.2%
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (e)		1,510,000	1,515,663
Korea (South) - 1.5%
Export-Import Bank of Korea:
5.125% 6/29/20		1,660,000	1,709,800
8.125% 1/21/14		1,880,000	2,141,508
Hyundai Capital Services, Inc. 6% 5/5/15 (e)		1,960,000	2,114,350
Industrial Bank of Korea 7.125% 4/23/14 (e)		1,620,000	1,807,596
Korea Development Bank 4.375% 8/10/15		1,930,000	1,981,531
Korea Expressway Corp. 4.5% 3/23/15 (e)		1,940,000	1,998,394
POSCO 8.75% 3/26/14 (e)		1,590,000	1,859,028
SK Broadband Co., Ltd. 7% 2/1/12 (e)		1,490,000	1,553,325
Woori Bank 7% 2/2/15 (e)		690,000	762,726
TOTAL KOREA (SOUTH)			15,928,258
Luxembourg - 2.5%
ArcelorMittal SA:
7% 10/15/39		1,660,000	1,722,720
9% 2/15/15		1,080,000	1,285,426
Evraz Group SA 9.5% 4/24/18 (Reg. S)		2,310,000	2,552,550
Gaz Capital SA (Luxembourg) 6.212% 11/22/16 (Reg. S)		2,385,000	2,528,100
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		1,665,000	1,669,163
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Luxembourg - continued
OJSC Russian Agricultural Bank: - continued
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		$ 1,765,000	$ 1,751,763
7.125% 1/14/14 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		1,355,000	1,443,075
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		1,040,000	1,105,000
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		1,265,000	1,366,200
RSHB Capital SA 9% 6/11/14 (e)		1,215,000	1,368,941
Steel Capital SA 6.7% 10/25/17 (e)		2,575,000	2,536,375
TNK-BP Finance SA:
7.5% 3/13/13 (e)		1,070,000	1,155,600
7.875% 3/13/18 (Reg. S)		1,450,000	1,643,938
Unicredit Luxembourg SA 5.1875% 10/13/15 (e)		2,400,000	2,472,000
VTB Capital SA 6.465% 3/4/15 (e)		1,860,000	1,934,400
TOTAL LUXEMBOURG			26,535,251
Mexico - 0.8%
Alestra SA de RL de CV 11.75% 8/11/14		1,320,000	1,511,400
Petroleos Mexicanos:
6% 3/5/20		2,105,000	2,236,563
6.625% (e)		4,855,000	4,830,725
TOTAL MEXICO			8,578,688
Netherlands - 3.3%
Bulgaria Steel Finance BV 12% 5/4/13 unit (b)	EUR	600,000	80,220
DTEK Finance BV 9.5% 4/28/15 (e)		1,560,000	1,610,700
Indosat Palapa Co. BV 7.375% 7/29/20 (e)		4,410,000	4,862,025
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		2,080,000	2,163,200
Kazakhstan Temir Zholy Finance BV 6.375% 10/6/20 (e)		945,000	982,800
KazMunaiGaz Finance Sub BV:
7% 5/5/20 (e)		1,720,000	1,780,200
8.375% 7/2/13 (e)		1,480,000	1,620,600
9.125% 7/2/18 (e)		1,560,000	1,817,400
11.75% 1/23/15 (e)		1,930,000	2,393,200
Lippo Karawaci Finance BV 8.875% 3/9/11		260,000	261,950
Lukoil International Finance BV 6.125% 11/9/20 (e)		2,385,000	2,386,169
Majapahit Holding BV:
7.25% 6/28/17 (Reg. S)		1,105,000	1,243,125
7.75% 10/17/16 (Reg. S)		1,720,000	1,986,600
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Netherlands - continued
Majapahit Holding BV: - continued
7.75% 1/20/20 (e)		$ 3,340,000	$ 3,841,000
7.875% 6/29/37 (Reg. S)		3,065,000	3,440,463
8% 8/7/19 (e)		1,700,000	1,972,000
Myriad International Holding BV 6.375% 7/28/17 (e)		2,455,000	2,590,025
Paiton Energy Funding BV 9.34% 2/15/14 (Reg. S)		216,000	228,420
TOTAL NETHERLANDS			35,260,097
Peru - 0.1%
CFG Investment SAC 9.25% 12/19/13 (Reg. S)		1,025,000	1,071,125
Philippines - 1.3%
National Power Corp. 6.875% 11/2/16 (e)		3,335,000	3,835,250
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		4,250,000	4,993,750
7.39% 12/2/24 (e)		4,260,000	5,016,150
TOTAL PHILIPPINES			13,845,150
Qatar - 0.1%
Qtel International Finance Ltd. 6.5% 6/10/14 (e)		1,310,000	1,431,830
Russia - 0.2%
MTS International Funding Ltd. 8.625% 6/22/20 (e)		1,555,000	1,757,150
Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		2,045,000	2,433,550
Turkey - 0.2%
Akbank T. A. S. 5.125% 7/22/15 (e)		2,415,000	2,436,131
Ukraine - 0.4%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		3,645,000	3,977,606
United Arab Emirates - 0.7%
Abu Dhabi National Energy Co. PJSC 5.875% 10/27/16 (Reg. S)		2,385,000	2,501,269
Dolphin Energy Ltd. 5.888% 6/15/19 (e)		2,796,387	3,013,107
Dubai Electricity & Water Authority 8.5% 4/22/15 (e)		1,850,000	1,965,625
TOTAL UNITED ARAB EMIRATES			7,480,001
United Kingdom - 0.4%
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		4,345,000	4,404,744
United States of America - 2.6%
Drummond Co., Inc.:
7.375% 2/15/16		1,555,000	1,601,650
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
United States of America - continued
Drummond Co., Inc.: - continued
9% 10/15/14 (e)		$ 3,062,000	$ 3,253,375
Gerdau Holdings, Inc. 7% 1/20/20 (e)		1,365,000	1,481,025
NII Capital Corp.:
8.875% 12/15/19		1,875,000	2,015,625
10% 8/15/16		2,100,000	2,325,750
Pemex Project Funding Master Trust:
6.625% 6/15/35		4,040,000	4,060,200
8.625% 2/1/22		6,650,000	8,113,000
Southern Copper Corp.:
5.375% 4/16/20		845,000	845,000
6.75% 4/16/40		3,975,000	4,154,153
TOTAL UNITED STATES OF AMERICA			27,849,778
Venezuela - 2.8%
Petroleos de Venezuela SA:
4.9% 10/28/14		3,815,000	2,365,300
5.25% 4/12/17		6,965,000	3,935,225
5.375% 4/12/27		20,680,000	9,771,300
5.5% 4/12/37		18,250,000	8,440,625
Petroleos de Venezuela SA 144 8.5% 11/2/17 (e)		8,095,000	5,443,888
TOTAL VENEZUELA			29,956,338
TOTAL NONCONVERTIBLE BONDS (Cost $289,263,802)			298,060,719
Government Obligations - 59.4%

Argentina - 3.6%
Argentine Republic:
discount:
(with partial capitalization through 12/31/13) 8.28% 12/31/33		11,723,638	10,815,056
(with partial capitalization through 12/31/13) 8.28% 12/31/33		7,890,840	7,200,392
par 2.5% 12/31/38 (d)		12,680,000	5,642,600
0% 12/15/35		33,448,560	4,749,696
7% 9/12/13		5,705,000	5,612,611
8.75% 6/2/17		4,493,801	4,639,850
TOTAL ARGENTINA			38,660,205
Government Obligations - continued
		Principal Amount (c)	Value
Bahamas (Nassau) - 0.4%
Bahamian Republic 6.95% 11/20/29 (e)		$ 3,740,000	$ 3,852,200
Barbados - 0.6%
Barbados Government:
7% 8/4/22 (e)		3,325,000	3,379,846
7.25% 12/15/21 (e)		2,635,000	2,740,400
TOTAL BARBADOS			6,120,246
Belarus - 0.2%
Belarus Republic 8.75% 8/3/15		2,570,000	2,631,680
Belize - 0.2%
Belize Government 6% 2/20/29 (d)(e)		2,989,700	2,586,091
Bermuda - 0.3%
Bermuda Government 5.603% 7/20/20 (e)		1,375,000	1,423,125
Noble Group Ltd. 6.625% 8/5/20 (e)		1,660,000	1,726,400
TOTAL BERMUDA			3,149,525
Brazil - 3.4%
Brazilian Federative Republic:
4.875% 1/22/21		325,000	331,500
5.625% 1/7/41		2,495,000	2,470,050
5.875% 1/15/19		4,815,000	5,344,650
7.125% 1/20/37		3,070,000	3,660,975
8% 1/15/18		1,587,500	1,865,312
8.25% 1/20/34		2,040,000	2,713,200
8.875% 4/15/24		2,290,000	3,160,200
10.125% 5/15/27		2,990,000	4,544,800
11% 8/17/40		4,700,000	6,314,450
12.25% 3/6/30		2,015,000	3,606,850
12.75% 1/15/20		1,225,000	1,984,500
TOTAL BRAZIL			35,996,487
Cayman Islands - 0.4%
Cayman Island Government 5.95% 11/24/19 (e)		3,880,000	3,938,200
Chile - 0.2%
Chilean Republic 3.875% 8/5/20		2,490,000	2,440,200
Colombia - 2.3%
Colombian Republic:
6.125% 1/18/41		10,110,000	10,312,200
7.375% 3/18/19		2,605,000	3,126,000
Government Obligations - continued
		Principal Amount (c)	Value
Colombia - continued
Colombian Republic: - continued
10.375% 1/28/33		$ 3,790,000	$ 5,685,000
11.75% 2/25/20		3,393,000	5,089,500
TOTAL COLOMBIA			24,212,700
Congo - 0.5%
Congo Republic 3% 6/30/29 (d)		9,267,250	5,560,350
Croatia - 0.5%
Croatia Republic 6.75% 11/5/19 (e)		4,890,000	5,086,285
Dominican Republic - 0.4%
Dominican Republic: 7.5% 5/6/21 (e)		2,350,000	2,496,875
9.04% 1/23/18 (e)		2,295,251	2,605,110
TOTAL DOMINICAN REPUBLIC			5,101,985
Ecuador - 0.4%
Ecuador Republic 9.375% 12/15/15 (e)		4,480,000	4,121,600
Egypt - 0.7%
Arab Republic of Egypt:
5.75% 4/29/20 (e)		2,690,000	2,797,600
6.875% 4/30/40 (e)		4,165,000	4,394,075
TOTAL EGYPT			7,191,675
El Salvador - 0.7%
El Salvador Republic:
7.375% 12/1/19 (e)		3,180,000	3,466,200
7.65% 6/15/35 (Reg. S)		1,725,000	1,811,250
7.75% 1/24/23 (Reg. S)		1,600,000	1,760,000
8.25% 4/10/32 (Reg. S)		865,000	968,800
TOTAL EL SALVADOR			8,006,250
Gabon - 0.8%
Gabonese Republic 8.2% 12/12/17 (e)		7,640,000	8,919,700
Georgia - 0.5%
Georgia Republic 7.5% 4/15/13		5,385,000	5,506,163
Ghana - 0.9%
Ghana Republic:
8.5% 10/4/17 (e)		6,555,000	7,276,050
14.25% 7/29/13	GHS	1,330,000	879,268
14.99% 3/11/13	GHS	1,380,000	958,013
TOTAL GHANA			9,113,331
Government Obligations - continued
		Principal Amount (c)	Value
Indonesia - 4.7%
Indonesian Republic:
5.875% 3/13/20 (e)		$ 3,185,000	$ 3,487,575
6.625% 2/17/37 (e)		3,765,000	4,113,263
6.75% 3/10/14 (Reg. S)		2,515,000	2,816,800
6.875% 3/9/17 (e)		1,990,000	2,298,450
6.875% 1/17/18 (e)		3,825,000	4,427,438
7.25% 4/20/15 (e)		1,615,000	1,865,325
7.5% 1/15/16 (e)		6,210,000	7,296,750
7.75% 1/17/38 (e)		4,465,000	5,424,975
8.5% 10/12/35 (e)		4,815,000	6,355,800
10.375% 5/4/14 (e)		1,715,000	2,126,600
11.625% 3/4/19 (e)		3,965,000	5,878,113
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (e)		3,070,000	3,622,600
TOTAL INDONESIA			49,713,689
Iraq - 0.8%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		8,930,000	8,193,275
Ivory Coast - 0.5%
Ivory Coast 2.5% 12/31/32 (d)		14,110,000	5,855,650
Jamaica - 0.2%
Jamaican Government 8% 3/15/39		2,078,000	2,005,270
Lebanon - 1.2%
Lebanese Republic:
4% 12/31/17		5,663,000	5,450,637
9% 3/20/17		2,365,000	2,808,438
11.625% 5/11/16 (Reg. S)		3,290,000	4,227,650
TOTAL LEBANON			12,486,725
Lithuania - 1.1%
Lithuanian Republic:
5.125% 9/14/17 (e)		4,060,000	3,999,100
6.75% 1/15/15 (e)		3,515,000	3,813,775
7.375% 2/11/20 (e)		3,545,000	3,917,225
TOTAL LITHUANIA			11,730,100
Mexico - 3.2%
United Mexican States:
5.125% 1/15/20		2,116,000	2,205,930
5.625% 1/15/17		7,457,000	8,202,700
5.75% 10/12/10		3,202,000	2,833,770
6.05% 1/11/40		7,044,000	7,202,490
Government Obligations - continued
		Principal Amount (c)	Value
Mexico - continued
United Mexican States: - continued
6.75% 9/27/34		$ 3,410,000	$ 3,844,775
11.375% 9/15/16		1,939,000	2,738,838
11.5% 5/15/26		3,945,000	6,706,500
TOTAL MEXICO			33,735,003
Pakistan - 0.3%
Islamic Republic of Pakistan:
6.875% 6/1/17 (e)		1,975,000	1,738,000
7.125% 3/31/16 (e)		1,260,000	1,140,300
TOTAL PAKISTAN			2,878,300
Panama - 0.4%
Panamanian Republic 5.2% 1/30/20		3,740,000	3,955,050
Peru - 0.7%
Peruvian Republic:
7.35% 7/21/25		2,725,000	3,310,875
8.75% 11/21/33		2,940,000	4,013,100
TOTAL PERU			7,323,975
Philippines - 3.3%
Philippine Republic:
4% 1/15/21		2,380,000	2,302,650
6.375% 10/23/34		7,350,000	7,846,125
6.5% 1/20/20		6,615,000	7,656,863
7.75% 1/14/31		7,705,000	9,554,200
9.5% 2/2/30		3,300,000	4,776,750
10.625% 3/16/25		1,765,000	2,726,925
TOTAL PHILIPPINES			34,863,513
Poland - 0.9%
Polish Government:
3.875% 7/16/15		3,670,000	3,725,050
6.375% 7/15/19		5,060,000	5,679,850
TOTAL POLAND			9,404,900
Qatar - 0.6%
State of Qatar:
4% 1/20/15 (e)		3,555,000	3,672,706
6.4% 1/20/40 (e)		2,095,000	2,272,719
TOTAL QATAR			5,945,425
Government Obligations - continued
		Principal Amount (c)	Value
Russia - 7.6%
Russian Federation:
3.625% 4/29/15 (e)		$ 8,800,000	$ 8,822,000
5% 4/29/20 (e)		5,100,000	5,106,375
7.5% 3/31/30 (Reg. S)		47,309,700	54,701,824
12.75% 6/24/28 (Reg. S)		6,924,000	12,039,105
TOTAL RUSSIA			80,669,304
Serbia - 0.5%
Republic of Serbia 6.75% 11/1/24 (e)		4,970,001	4,870,601
South Africa - 0.2%
South African Republic 5.5% 3/9/20		1,810,000	1,925,388
Sri Lanka - 0.6%
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (e)		2,370,000	2,601,075
8.25% 10/24/12 (e)		1,850,000	1,974,875
Government of the Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (e)		2,350,000	2,361,750
TOTAL SRI LANKA			6,937,700
Turkey - 6.8%
Turkish Republic:
5.625% 3/30/21		11,425,000	11,939,125
6.75% 4/3/18		1,615,000	1,839,162
6.75% 5/30/40		5,200,000	5,707,000
6.875% 3/17/36		7,600,000	8,483,880
7% 9/26/16		1,225,000	1,407,280
7% 3/11/19		4,840,000	5,590,200
7% 6/5/20		3,955,000	4,597,688
7.25% 3/15/15		2,095,000	2,398,775
7.25% 3/5/38		2,445,000	2,848,425
7.375% 2/5/25		7,920,000	9,385,200
7.5% 7/14/17		1,735,000	2,049,556
7.5% 11/7/19		2,255,000	2,689,088
8% 2/14/34		1,910,000	2,404,308
9.5% 1/15/14		2,675,000	3,180,040
11.875% 1/15/30		4,305,000	7,393,838
TOTAL TURKEY			71,913,565
Ukraine - 1.2%
Ukraine Cabinet of Ministers:
6.58% 11/21/16 (e)		2,095,000	2,092,381
Government Obligations - continued
		Principal Amount (c)	Value
Ukraine - continued
Ukraine Cabinet of Ministers: - continued
6.875% 3/4/11 (Reg. S)		$ 1,445,000	$ 1,451,503
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (e)		3,145,000	3,306,181
Ukraine Government:
6.385% 6/26/12 (e)		1,260,000	1,280,475
6.75% 11/14/17 (e)		2,190,000	2,187,263
7.65% 6/11/13 (Reg. S)		2,480,000	2,604,000
TOTAL UKRAINE			12,921,803
United States of America - 0.4%
U.S. Treasury Bonds 4.25% 11/15/40		4,870,000	4,790,863
Uruguay - 0.6%
Uruguay Republic:
7.625% 3/21/36		1,360,000	1,615,000
7.875% 1/15/33 pay-in-kind		1,150,000	1,391,500
8% 11/18/22		2,420,000	2,994,750
TOTAL URUGUAY			6,001,250
Venezuela - 6.2%
Venezuelan Republic:
oil recovery rights 4/15/20 (g)		15,490	402,740
5.75% 2/26/16 (Reg S.)		3,635,000	2,571,763
6% 12/9/20		4,160,000	2,423,200
7% 3/31/38		6,635,000	3,748,775
7.75% 10/13/19 (Reg. S)		8,990,000	6,090,725
8.25% 10/13/24		6,450,000	4,144,125
8.5% 10/8/14		3,490,000	2,966,500
9% 5/7/23 (Reg. S)		5,820,000	3,975,060
9.25% 9/15/27		8,805,000	6,559,725
9.25% 5/7/28 (Reg. S)		7,185,000	4,867,838
9.375% 1/13/34		3,460,000	2,370,100
10.75% 9/19/13		6,570,000	6,307,200
12.75% 8/23/22		22,495,000	19,795,600
TOTAL VENEZUELA			66,223,351
Government Obligations - continued
		Principal Amount (c)	Value
Vietnam - 0.4%
Vietnamese Socialist Republic:
6.75% 1/29/20 (e)		$ 2,760,000	$ 2,815,200
6.875% 1/15/16 (e)		1,445,000	1,517,250
TOTAL VIETNAM			4,332,450
TOTAL GOVERNMENT OBLIGATIONS (Cost $592,780,248)			630,872,023
Supranational Obligations - 0.4%

Central American Bank 5.375% 9/24/14 (e)		1,770,000	1,885,050
Corporacion Andina de Fomento 8.125% 6/4/19		1,610,000	1,912,519
Eurasian Development Bank 7.375% 9/29/14 (e)		980,000	1,057,175
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $4,456,780)			4,854,744
Money Market Funds - 10.6%
	Shares
Fidelity Cash Central Fund, 0.19% (a) (Cost $112,368,168)	112,368,168	112,368,168
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $998,868,998)		1,046,155,654
NET OTHER ASSETS (LIABILITIES) - 1.5%		15,891,352
NET ASSETS - 100%		$ 1,062,047,006
Currency Abbreviations
EUR	-	European Monetary Unit
GHS	-	Ghana Cedi
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $352,505,150 or 33.2% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 123,803
Fidelity Securities Lending Cash Central Fund	30,871
Total	$ 154,674
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 298,060,719	$ -	$ 298,060,719	$ -
Government Obligations	630,872,023	-	630,872,023	-
Supranational Obligations	4,854,744	-	4,854,744	-
Money Market Funds	112,368,168	112,368,168	-	-
Total Investments in Securities:	$ 1,046,155,654	$ 112,368,168	$ 933,787,486	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 563,258
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(563,258)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	0.4%
AAA,AA,A	6.1%
BBB	29.8%
BB	28.1%
B	18.3%
CCC,CC,C	0.4%
Not Rated	4.8%
Equities	0.0%
Short-Term Investments and Net Other Assets	12.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $6,239,615 of which $3,380,295 and $2,859,320 will expire in fiscal 2016 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $886,500,830)	$ 933,787,486
Fidelity Central Funds (cost $112,368,168)	112,368,168
Total Investments (cost $998,868,998)		$ 1,046,155,654
Cash		1,166,268
Foreign currency held at value (cost $10,146)		10,160
Receivable for investments sold		404,500
Receivable for fund shares sold		2,638,795
Dividends receivable		135,000
Interest receivable		18,259,459
Distributions receivable from Fidelity Central Funds		20,576
Prepaid expenses		2,698
Receivable from investment adviser for expense reductions		12,996
Other receivables		1,453
Total assets		1,068,807,559

Liabilities
Payable for investments purchased	$ 1,337,478
Payable for fund shares redeemed	2,240,801
Distributions payable	2,052,328
Accrued management fee	588,998
Distribution and service plan fees payable	209,870
Other affiliated payables	200,405
Other payables and accrued expenses	130,673
Total liabilities		6,760,553

Net Assets		$ 1,062,047,006
Net Assets consist of:
Paid in capital		$ 1,020,889,047
Undistributed net investment income		4,847,127
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,905,674)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		47,216,506
Net Assets		$ 1,062,047,006

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

December 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($310,673,785 ÷ 23,319,412 shares)	$ 13.32

Maximum offering price per share (100/96.00 of $13.32)	$ 13.87
Class T: Net Asset Value and redemption price per share ($114,785,734 ÷ 8,646,361 shares)	$ 13.28

Maximum offering price per share (100/96.00 of $13.28)	$ 13.83
Class B: Net Asset Value and offering price per share ($21,842,788 ÷ 1,623,249 shares)A	$ 13.46

Class C: Net Asset Value and offering price per share ($124,907,002 ÷ 9,320,069 shares)A	$ 13.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($489,837,697 ÷ 37,346,756 shares)	$ 13.12

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2010

Investment Income
Dividends		$ 606,744
Interest		53,473,467
Income from Fidelity Central Funds		154,674
Total income		54,234,885

Expenses
Management fee	$ 5,470,665
Transfer agent fees	1,566,038
Distribution and service plan fees	2,023,401
Accounting and security lending fees	392,490
Custodian fees and expenses	115,908
Independent trustees' compensation	4,399
Registration fees	226,663
Audit	95,515
Legal	2,680
Miscellaneous	7,631
Total expenses before reductions	9,905,390
Expense reductions	(175,366)	9,730,024
Net investment income		44,504,861
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,581,351
Foreign currency transactions	(71,925)
Total net realized gain (loss)		1,509,426
Change in net unrealized appreciation (depreciation) on: Investment securities	23,724,532
Assets and liabilities in foreign currencies	(66,768)
Total change in net unrealized appreciation (depreciation)		23,657,764
Net gain (loss)		25,167,190
Net increase (decrease) in net assets resulting from operations		$ 69,672,051

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 44,504,861	$ 27,410,345
Net realized gain (loss)	1,509,426	4,190,926
Change in net unrealized appreciation (depreciation)	23,657,764	74,936,989
Net increase (decrease) in net assets resulting from operations	69,672,051	106,538,260
Distributions to shareholders from net investment income	(41,828,114)	(24,963,530)
Distributions to shareholders from net realized gain	(4,787,777)	(647,094)
Total distributions	(46,615,891)	(25,610,624)
Share transactions - net increase (decrease)	478,286,286	261,650,696
Redemption fees	333,024	87,851
Total increase (decrease) in net assets	501,675,470	342,666,183

Net Assets
Beginning of period	560,371,536	217,705,353
End of period (including undistributed net investment income of $4,847,127 and undistributed net investment income of $2,657,701, respectively)	$ 1,062,047,006	$ 560,371,536

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.76	$ 9.51	$ 12.32	$ 12.40	$ 12.11
Income from Investment Operations
Net investment income C	.717	.950	.675	.709	.715
Net realized and unrealized gain (loss)	.568	3.126	(2.793)	(.066)	.638
Total from investment operations	1.285	4.076	(2.118)	.643	1.353
Distributions from net investment income	(.670)	(.814)	(.664)	(.705)	(.699)
Distributions from net realized gain	(.060)	(.015)	(.030)	(.020)	(.367)
Total distributions	(.730)	(.829)	(.694)	(.725)	(1.066)
Redemption fees added to paid in capital C	.005	.003	.002	.002	.003
Net asset value, end of period	$ 13.32	$ 12.76	$ 9.51	$ 12.32	$ 12.40
Total Return A,B	10.28%	44.11%	(17.82)%	5.36%	11.57%
Ratios to Average Net Assets D,F
Expenses before reductions	1.24%	1.29%	1.32%	1.27%	1.28%
Expenses net of fee waivers, if any	1.20%	1.20%	1.20%	1.18%	1.10%
Expenses net of all reductions	1.20%	1.20%	1.20%	1.17%	1.09%
Net investment income	5.40%	8.13%	5.94%	5.75%	5.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 310,674	$ 167,196	$ 60,543	$ 75,584	$ 65,593
Portfolio turnover rate E	96%	123%	57%	72%	105%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.71	$ 9.48	$ 12.28	$ 12.37	$ 12.08
Income from Investment Operations
Net investment income C	.714	.924	.676	.704	.701
Net realized and unrealized gain (loss)	.581	3.132	(2.784)	(.074)	.640
Total from investment operations	1.295	4.056	(2.108)	.630	1.341
Distributions from net investment income	(.670)	(.814)	(.664)	(.702)	(.687)
Distributions from net realized gain	(.060)	(.015)	(.030)	(.020)	(.367)
Total distributions	(.730)	(.829)	(.694)	(.722)	(1.054)
Redemption fees added to paid in capital C	.005	.003	.002	.002	.003
Net asset value, end of period	$ 13.28	$ 12.71	$ 9.48	$ 12.28	$ 12.37
Total Return A,B	10.41%	44.04%	(17.80)%	5.26%	11.49%
Ratios to Average Net Assets D,F
Expenses before reductions	1.24%	1.30%	1.32%	1.29%	1.36%
Expenses net of fee waivers, if any	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.20%	1.20%	1.20%	1.19%	1.19%
Net investment income	5.40%	8.13%	5.95%	5.73%	5.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 114,786	$ 106,446	$ 87,427	$ 136,031	$ 137,200
Portfolio turnover rate E	96%	123%	57%	72%	105%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.88	$ 9.60	$ 12.42	$ 12.50	$ 12.20
Income from Investment Operations
Net investment income C	.637	.861	.609	.632	.628
Net realized and unrealized gain (loss)	.580	3.169	(2.812)	(.073)	.642
Total from investment operations	1.217	4.030	(2.203)	.559	1.270
Distributions from net investment income	(.582)	(.738)	(.589)	(.621)	(.606)
Distributions from net realized gain	(.060)	(.015)	(.030)	(.020)	(.367)
Total distributions	(.642)	(.753)	(.619)	(.641)	(.973)
Redemption fees added to paid in capital C	.005	.003	.002	.002	.003
Net asset value, end of period	$ 13.46	$ 12.88	$ 9.60	$ 12.42	$ 12.50
Total Return A,B	9.63%	43.08%	(18.29)%	4.61%	10.74%
Ratios to Average Net Assets D,F
Expenses before reductions	1.93%	1.97%	1.97%	1.94%	2.10%
Expenses net of fee waivers, if any	1.85%	1.85%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.85%	1.85%	1.85%	1.84%	1.84%
Net investment income	4.75%	7.48%	5.30%	5.08%	5.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,843	$ 18,398	$ 14,324	$ 22,418	$ 26,442
Portfolio turnover rate E	96%	123%	57%	72%	105%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 9.56	$ 12.37	$ 12.46	$ 12.16
Income from Investment Operations
Net investment income C	.622	.867	.594	.616	.613
Net realized and unrealized gain (loss)	.572	3.142	(2.798)	(.080)	.645
Total from investment operations	1.194	4.009	(2.204)	.536	1.258
Distributions from net investment income	(.569)	(.727)	(.578)	(.608)	(.594)
Distributions from net realized gain	(.060)	(.015)	(.030)	(.020)	(.367)
Total distributions	(.629)	(.742)	(.608)	(.628)	(.961)
Redemption fees added to paid in capital C	.005	.003	.002	.002	.003
Net asset value, end of period	$ 13.40	$ 12.83	$ 9.56	$ 12.37	$ 12.46
Total Return A,B	9.48%	43.02%	(18.37)%	4.44%	10.66%
Ratios to Average Net Assets D,F
Expenses before reductions	1.96%	2.02%	2.06%	2.04%	2.12%
Expenses net of fee waivers, if any	1.95%	1.95%	1.95%	1.95%	1.95%
Expenses net of all reductions	1.95%	1.95%	1.95%	1.94%	1.94%
Net investment income	4.65%	7.38%	5.20%	4.98%	4.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 124,907	$ 63,669	$ 22,464	$ 30,962	$ 28,628
Portfolio turnover rate E	96%	123%	57%	72%	105%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 9.39	$ 12.16	$ 12.25	$ 11.98
Income from Investment Operations
Net investment income B	.743	.990	.695	.725	.725
Net realized and unrealized gain (loss)	.568	3.044	(2.745)	(.064)	.628
Total from investment operations	1.311	4.034	(2.050)	.661	1.353
Distributions from net investment income	(.706)	(.842)	(.692)	(.733)	(.718)
Distributions from net realized gain	(.060)	(.015)	(.030)	(.020)	(.367)
Total distributions	(.766)	(.857)	(.722)	(.753)	(1.085)
Redemption fees added to paid in capital B	.005	.003	.002	.002	.002
Net asset value, end of period	$ 13.12	$ 12.57	$ 9.39	$ 12.16	$ 12.25
Total Return A	10.67%	44.29%	(17.52)%	5.58%	11.70%
Ratios to Average Net Assets C,E
Expenses before reductions	.92%	.97%	1.02%	.99%	1.02%
Expenses net of fee waivers, if any	.92%	.95%	.95%	.95%	.95%
Expenses net of all reductions	.92%	.95%	.95%	.95%	.94%
Net investment income	5.68%	8.38%	6.19%	5.97%	5.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 489,838	$ 204,663	$ 32,947	$ 45,232	$ 25,177
Portfolio turnover rate D	96%	123%	57%	72%	105%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2010

1. Organization.

Fidelity Advisor Emerging Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Annual Report

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2010 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, contingent interest, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 64,222,516
Gross unrealized depreciation	(13,591,131)
Net unrealized appreciation (depreciation)	$ 50,631,385
Tax Cost	$ 995,524,269

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,426,152
Capital loss carryforward	$ (6,239,615)
Net unrealized appreciation (depreciation)	$ 50,561,235

The tax character of distributions paid was as follows:

	December 31, 2010	December 31, 2009
Ordinary Income	$ 46,615,891	$ 25,610,624

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $888,915,701 and $480,878,390, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .67% of the Fund's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 603,751	$ 13,582
Class T	-%	.25%	295,233	-
Class B	.65%	.25%	189,571	136,912
Class C	.75%	.25%	934,846	462,070
			$ 2,023,401	$ 612,564

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares (.75% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 81,395
Class T	19,767
Class B*	39,799
Class C*	26,450
$ 167,411

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 536,624.22
Class T	258,307.22
Class B	54,797.26
Class C	181,282.19
Institutional Class	535,028.15
	$ 1,566,038

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,686 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to

Annual Report

8. Security Lending - continued

the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $30,871, including $8,316 from securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.20%	$ 97,334
Class T	1.20%	47,519
Class B	1.85%	16,979
Class C	1.95%	9,107
		$ 170,939

Effective March 1, 2011 the expense limitation will be changed to 1.25%, 1.25%, 1.90%, 2.00% and 1.00% for Class A, Class T, Class B, Class C and Institutional Class, respectively.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,308 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,119.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2010	2009
From net investment income
Class A	$ 12,186,295	$ 7,132,338
Class T	5,976,443	6,958,625
Class B	914,328	1,003,714
Class C	3,972,728	2,468,243
Institutional Class	18,778,320	7,400,610
Total	$ 41,828,114	$ 24,963,530

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders - continued

Years ended December 31,	2010	2009
From net realized gain
Class A	$ 1,393,614	$ 193,016
Class T	521,718	123,558
Class B	97,418	21,170
Class C	555,098	72,723
Institutional Class	2,219,929	236,627
Total	$ 4,787,777	$ 647,094

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2010	2009	2010	2009
Class A
Shares sold	15,644,323	8,915,226	$ 208,168,500	$ 108,963,057
Reinvestment of distributions	841,869	540,320	11,180,339	6,421,068
Shares redeemed	(6,273,296)	(2,712,377)	(82,997,450)	(30,467,236)
Net increase (decrease)	10,212,896	6,743,169	$ 136,351,389	$ 84,916,889
Class T
Shares sold	3,068,075	2,295,615	$ 40,708,889	$ 26,938,453
Reinvestment of distributions	416,301	535,436	5,498,083	6,153,825
Shares redeemed	(3,210,330)	(3,676,469)	(42,651,952)	(42,208,743)
Net increase (decrease)	274,046	(845,418)	$ 3,555,020	$ (9,116,465)
Class B
Shares sold	701,294	399,800	$ 9,385,461	$ 4,901,028
Reinvestment of distributions	59,456	72,990	795,918	851,775
Shares redeemed	(566,246)	(536,535)	(7,562,381)	(5,974,173)
Net increase (decrease)	194,504	(63,745)	$ 2,618,998	$ (221,370)
Class C
Shares sold	6,058,011	3,284,954	$ 81,407,797	$ 40,335,680
Reinvestment of distributions	267,388	171,629	3,576,622	2,056,422
Shares redeemed	(1,968,577)	(842,206)	(26,199,626)	(9,820,911)
Net increase (decrease)	4,356,822	2,614,377	$ 58,784,793	$ 32,571,191
Institutional Class
Shares sold	27,986,820	14,734,937	$ 367,469,375	$ 176,271,975
Reinvestment of distributions	827,765	357,732	10,850,982	4,285,454
Shares redeemed	(7,749,845)	(2,321,252)	(101,344,271)	(27,056,978)
Net increase (decrease)	21,064,740	12,771,417	$ 276,976,086	$ 153,500,451

Annual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Emerging Markets Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Emerging Markets Income Fund (a fund of Fidelity Advisor Series VIII) at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Emerging Markets Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 18, 2011

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 219 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011

Mr. O'Hanley is President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-
present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-
present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (80)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Formerly Trustee and Chairman of the Board of Trustees of certain Trusts, Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (46)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-
2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-
present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-
present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Emerging Markets Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	2/14/2011	2/11/2011	-	$0.015

A total of 1.65% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Institutional Class	Various	$0.685	$0.001

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Emerging Markets Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against a broad-based securities market index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, and the cumulative total returns of a broad-based securities market index ("benchmark"). The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Emerging Markets Income Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Emerging Markets Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research (U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EMII-UANN-0211
1.787726.107

Item 2. Code of Ethics

As of the end of the period, December 31, 2010, Fidelity Advisor Series VIII (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Advisor Emerging Markets Income Fund (the "Fund"):

Services Billed by PwC

December 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Emerging Markets Income Fund	$59,000	$-	$3,200	$2,400

December 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Emerging Markets Income Fund	$75,000	$-	$3,200	$1,700

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	December 31, 2010A	December 31, 2009A
Audit-Related Fees	$2,505,000	$2,655,000
Tax Fees	$-	$-
All Other Fees	$510,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2010 A	December 31, 2009 A
PwC	$5,015,000	$4,545,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 28, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 28, 2011